Financial Instruments and Financial Risk Management - Schedule of Unrealized Gains (Losses) on Risk Management Contracts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	$ (49)	$ 18
Natural gas
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	(57)	6
Energy exports
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	21	38
Crude oil and NGLs
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	2	1
NGL frac spread
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	16	(13)
Power
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	(31)	9
Foreign exchange
Derivative Instruments, Gain (Loss)
Unrealized gains (losses) on risk management contracts	$ 0	$ (23)